Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
					Value of
				Average	Initial Fixed
				Compensation	$100
			Average Summary	Actually Paid	Investment
	Summary		Compensation	to Non-PEO	Based On:
	Compensation	Compensation	Table Total for	Named	Total
	Table Total for	Actually Paid to	Non-PEO Named	Executive	Shareholder
Year(s)	PEO	PEO (1) (2)	Executive Officers	Officers (1) (2)	Return	Net Income
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	$1,042,004	$1,075,463	$495,494	$507,430	$81.04	$24,515,000
2024	816,958	862,230	467,588	496,953	85.65	20,569,000
2023	609,845	597,615	378,569	358,052	25.41	15,060,000

Notes:

(1)	For all fiscal years, the PEO is Carissa L. Rodeheaver and the Non-PEO named executive officers are Robert L. Fisher, II and Jason B. Rush.
(2)	The dollar amounts reported above for the PEO under “Compensation Actually Paid to PEO” and for the Non-PEO named executive officers under “Average Compensation Actually Paid to Non-PEO Named Executive Officers” represent the amounts actually paid to the PEO and the Non-PEO named executive officers, respectively, as computed in accordance with Item 402(v) of Regulation S-K. These amounts do not reflect the actual amounts of compensation earned by or paid to the PEO or the average of the actual amounts of compensation earned by or paid to the Non-PEO named executive officers during the applicable years. Rather, in accordance with the requirements of Item 402(v) of Regulation S-K, these amounts reflect the amounts reported in the Summary Compensation Table (“SCT”), adjusted as follows:

				2025	2024	2023
	2025	2024	2023	Non-PEO	Non-PEO	Non-PEO
	PEO	PEO	PEO	(Average)	(Average)	(Average)
SCT Total Comp	$1,042,004	$816,958	$609,845	$495,494	$467,588	$378,569
Subtract: Grant date fair value of equity awards granted during the covered year	(136,346)	(128,990)	(125,606)	(61,461)	(57,418)	(56,306)
Add: Fair value as of end of covered year of equity awards granted during covered year that were outstanding and unvested as of end of covered year	135,795	195,282	161,796	61,177	86,904	72,505
Add: Change in fair value from end of prior year to end of current year for equity awards granted in prior years that were outstanding and unvested at end of current year	22,067	68,717	20,539	9,931	30,396	8,851
Add: Fair value as of vesting date of equity awards that were granted and vested in same year	—	—	—	—	—	—
Add: Change in fair value from end of prior year to vesting date of equity awards granted in prior years that vested in covered year	11,943	(89,737)	(68,959)	2,289	(30,517)	(45,567)
Subtract: Fair value at end of prior year of equity awards granted in prior years that failed to vest (forfeited) in covered year	—	—	—	—	—	—
Add: Dollar amount of dividends or other earnings paid on equity awards in covered year prior to vesting date that are not included in total compensation for covered year	—	—	—	—	—	—
Compensation Actually Paid	$1,075,463	$862,230	$597,615	$507,430	$496,953	$358,052

Named Executive Officers, Footnote
(1)	For all fiscal years, the PEO is Carissa L. Rodeheaver and the Non-PEO named executive officers are Robert L. Fisher, II and Jason B. Rush.

PEO Total Compensation Amount	$ 1,042,004	$ 816,958	$ 609,845
PEO Actually Paid Compensation Amount	$ 1,075,463	862,230	597,615
Adjustment To PEO Compensation, Footnote
(2)	The dollar amounts reported above for the PEO under “Compensation Actually Paid to PEO” and for the Non-PEO named executive officers under “Average Compensation Actually Paid to Non-PEO Named Executive Officers” represent the amounts actually paid to the PEO and the Non-PEO named executive officers, respectively, as computed in accordance with Item 402(v) of Regulation S-K. These amounts do not reflect the actual amounts of compensation earned by or paid to the PEO or the average of the actual amounts of compensation earned by or paid to the Non-PEO named executive officers during the applicable years. Rather, in accordance with the requirements of Item 402(v) of Regulation S-K, these amounts reflect the amounts reported in the Summary Compensation Table (“SCT”), adjusted as follows:

				2025	2024	2023
	2025	2024	2023	Non-PEO	Non-PEO	Non-PEO
	PEO	PEO	PEO	(Average)	(Average)	(Average)
SCT Total Comp	$1,042,004	$816,958	$609,845	$495,494	$467,588	$378,569
Subtract: Grant date fair value of equity awards granted during the covered year	(136,346)	(128,990)	(125,606)	(61,461)	(57,418)	(56,306)
Add: Fair value as of end of covered year of equity awards granted during covered year that were outstanding and unvested as of end of covered year	135,795	195,282	161,796	61,177	86,904	72,505
Add: Change in fair value from end of prior year to end of current year for equity awards granted in prior years that were outstanding and unvested at end of current year	22,067	68,717	20,539	9,931	30,396	8,851
Add: Fair value as of vesting date of equity awards that were granted and vested in same year	—	—	—	—	—	—
Add: Change in fair value from end of prior year to vesting date of equity awards granted in prior years that vested in covered year	11,943	(89,737)	(68,959)	2,289	(30,517)	(45,567)
Subtract: Fair value at end of prior year of equity awards granted in prior years that failed to vest (forfeited) in covered year	—	—	—	—	—	—
Add: Dollar amount of dividends or other earnings paid on equity awards in covered year prior to vesting date that are not included in total compensation for covered year	—	—	—	—	—	—
Compensation Actually Paid	$1,075,463	$862,230	$597,615	$507,430	$496,953	$358,052

Non-PEO NEO Average Total Compensation Amount	$ 495,494	467,588	378,569
Non-PEO NEO Average Compensation Actually Paid Amount	$ 507,430	496,953	358,052
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The dollar amounts reported above for the PEO under “Compensation Actually Paid to PEO” and for the Non-PEO named executive officers under “Average Compensation Actually Paid to Non-PEO Named Executive Officers” represent the amounts actually paid to the PEO and the Non-PEO named executive officers, respectively, as computed in accordance with Item 402(v) of Regulation S-K. These amounts do not reflect the actual amounts of compensation earned by or paid to the PEO or the average of the actual amounts of compensation earned by or paid to the Non-PEO named executive officers during the applicable years. Rather, in accordance with the requirements of Item 402(v) of Regulation S-K, these amounts reflect the amounts reported in the Summary Compensation Table (“SCT”), adjusted as follows:

				2025	2024	2023
	2025	2024	2023	Non-PEO	Non-PEO	Non-PEO
	PEO	PEO	PEO	(Average)	(Average)	(Average)
SCT Total Comp	$1,042,004	$816,958	$609,845	$495,494	$467,588	$378,569
Subtract: Grant date fair value of equity awards granted during the covered year	(136,346)	(128,990)	(125,606)	(61,461)	(57,418)	(56,306)
Add: Fair value as of end of covered year of equity awards granted during covered year that were outstanding and unvested as of end of covered year	135,795	195,282	161,796	61,177	86,904	72,505
Add: Change in fair value from end of prior year to end of current year for equity awards granted in prior years that were outstanding and unvested at end of current year	22,067	68,717	20,539	9,931	30,396	8,851
Add: Fair value as of vesting date of equity awards that were granted and vested in same year	—	—	—	—	—	—
Add: Change in fair value from end of prior year to vesting date of equity awards granted in prior years that vested in covered year	11,943	(89,737)	(68,959)	2,289	(30,517)	(45,567)
Subtract: Fair value at end of prior year of equity awards granted in prior years that failed to vest (forfeited) in covered year	—	—	—	—	—	—
Add: Dollar amount of dividends or other earnings paid on equity awards in covered year prior to vesting date that are not included in total compensation for covered year	—	—	—	—	—	—
Compensation Actually Paid	$1,075,463	$862,230	$597,615	$507,430	$496,953	$358,052

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 81.04	85.65	25.41
Net Income (Loss)	24,515,000	20,569,000	15,060,000
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(136,346)	(128,990)	(125,606)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	135,795	195,282	161,796
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,067	68,717	20,539
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,943	(89,737)	(68,959)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(61,461)	(57,418)	(56,306)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	61,177	86,904	72,505
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,931	30,396	8,851
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,289	$ (30,517)	$ (45,567)